Pension and Other Post-Employment Benefits (Estimate Of Benefit Payments For The Next 10 Years) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Year one	$ 18
Year two	18
Year three	18
Year four	18
Year five	18
Thereafter	90
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Year one	7
Year two	7
Year three	8
Year four	9
Year five	9
Thereafter	$ 47